Document And Entity Information	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	APi Group Corporation
Entity Central Index Key	0001796209
Entity Emerging Growth Company	false
Entity File Number	001-39275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1510303
Entity Address, Address Line One	1100 Old Highway 8 NW
Entity Address, City or Town	New Brighton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	651
Local Phone Number	636-4320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	APG
Security Exchange Name	NYSE